INTANGIBLE ASSETS (Tables) - ESG [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of intangible assets

Intangible assets are stated at cost or acquisition-date fair value less accumulated amortization and consist of the following:
	June 30, 2023	December 31, 2022
Land use right	$3,256,140	$3,424,094
Software	7,535	7,923
Patent	6,893	7,249
Subtotal	3,270,568	3,439,266
Less: Accumulated amortization	217,685	193,582
Total	$3,052,883	$3,245,684

December 31,	2022	2021
Land use right	$3,424,094	$3,716,084
Software	7,923	8,599
Patent	7,249	7,867
Subtotal	3,439,266	3,732,550
Less: Accumulated amortization	193,582	133,402
Total	$3,245,684	$3,599,148

Estimated future amortization expense

Years ending December 31,	Amortization expense
2023	$70,662
2024	70,662
2025	70,662
2026	70,662
2027	70,662
Thereafter	2,892,374
Total	$3,245,684